UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current Assets:
Cash	$ 358,534	$ 560,813
Prepaid expenses - current	139,217	82,032
Due from related party	6,935	15,410
Total Current Assets	504,686	658,255
Non-current Assets:
Cash and marketable securities held in Trust Account	207,450,297	205,642,100
Prepaid expenses – non-current	15,205	33,699
Total Non-current Assets	207,465,502	205,675,799
TOTAL ASSETS	207,970,188	206,334,054
Current Liabilities:
Accounts payable	121,517	107,053
Accrued expenses	1,474,518	962,012
Administrative services fee payable	0	5,000
Total Current Liabilities	1,596,035	1,074,065
Non-current Liabilities:
Deferred underwriter fee liability	7,043,750	7,043,750
Total Non-current Liabilities	7,043,750	7,043,750
TOTAL LIABILITIES	8,639,785	8,117,815
Commitments and Contingencies (Note 7)	0	0
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	207,450,297	205,642,100
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital		0
Accumulated deficit	(8,120,678)	(7,426,645)
Total Shareholders’ Deficit	(8,119,894)	(7,425,861)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	207,970,188	206,334,054
Class A Ordinary Shares Subject to Possible Redemption
Non-current Liabilities:
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	207,450,297	205,642,100
Class A Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	77	77
Class B Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	$ 707	$ 707